Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity	$ 20,475	$ 6,261
Five Percent Increase Effect On Net Income Loss And Equity	10,239	3,130
Five Percent Decrease Effect On Net Income Loss And Equity	(10,239)	(3,130)
Ten Percent Decrease Effect On Net Income (Loss) And Equity	(20,475)	(6,261)
Cpi Linked Member
Disclosure of risk management strategy related to hedge accounting [line items]
Two Percent Increase Effect On Net Income Loss And Equity	(3,862)	(5,578)
One Percent Increase Effect On Net Income Loss And Equity	(1,931)	(2,789)
One Percent Decrease Effect On Net Income Loss And Equity	1,931	2,789
Two Percent Decrease Effect On Net Income Loss And Equity	$ 3,862	$ 5,578